Segmented Information - Investments In Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Investments in associates	$ 6,439.6	$ 5,984.4
Additions to goodwill	182.1	316.2
Segment assets	74,054.0	70,508.5
Segment liabilities	56,526.7	52,601.3
Portfolio investments
Disclosure of operating segments [line items]
Investments in associates	4,381.8	4,360.2
Fair value of investments in associates	4,154.3	4,521.7
Investment in associate held for sale (fair value $729.5; December 31, 2019 – nil)		0.0
Portfolio investments | RiverStone Barbados
Disclosure of operating segments [line items]
Investment in associate held for sale (fair value $729.5; December 31, 2019 – nil)	729.5
European Run-off
Disclosure of operating segments [line items]
Total carrying value		442.9
Fair value of investments in associates		504.6
Operating companies
Disclosure of operating segments [line items]
Segment assets	63,375.4	57,905.9
Segment liabilities	44,736.3	40,395.0
Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	3,109.3	3,017.5
Additions to goodwill	0.0	50.3
Segment assets	63,375.4	57,905.9
Segment liabilities	44,736.3	40,395.0
Operating companies | Northbridge | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	182.1	198.6
Additions to goodwill	0.0	0.0
Segment assets	5,231.6	4,654.4
Segment liabilities	3,418.3	3,085.0
Operating companies | Odyssey Group | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	1,164.9	1,050.5
Additions to goodwill	0.0	0.0
Segment assets	15,041.7	13,489.0
Segment liabilities	10,141.0	8,710.8
Operating companies | Crum & Forster | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	368.2	394.3
Additions to goodwill	0.0	0.5
Segment assets	7,596.0	6,803.3
Segment liabilities	5,448.2	4,995.4
Operating companies | Zenith National | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	124.5	154.7
Additions to goodwill	0.0	0.0
Segment assets	2,472.0	2,504.8
Segment liabilities	1,539.1	1,527.7
Operating companies | Brit | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	363.1	358.5
Additions to goodwill	0.0	45.9
Segment assets	9,040.7	8,106.8
Segment liabilities	6,826.2	6,329.2
Operating companies | Allied World | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	537.0	513.2
Additions to goodwill	0.0	0.0
Segment assets	16,975.5	15,596.0
Segment liabilities	12,547.4	11,499.3
Operating companies | Fairfax Asia | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	149.9	92.1
Additions to goodwill	0.0	0.0
Segment assets	1,920.1	2,231.5
Segment liabilities	794.7	805.1
Operating companies | Other | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	219.6	255.6
Additions to goodwill	0.0	3.9
Segment assets	5,097.8	4,520.1
Segment liabilities	4,021.4	3,442.5
Other | Run-off
Disclosure of operating segments [line items]
Investments in associates	129.3	260.5
Additions to goodwill	0.0	3.8
Segment assets	2,601.9	6,372.6
Segment liabilities	2,095.9	4,530.2
Other | Other
Disclosure of operating segments [line items]
Investments in associates	1,373.5	1,663.0
Additions to goodwill	182.1	262.1
Segment assets	8,349.0	9,261.1
Segment liabilities	5,124.2	5,232.5
Corporate and Other and eliminations and adjustments
Disclosure of operating segments [line items]
Investments in associates	1,827.5	1,043.4
Additions to goodwill	0.0	0.0
Segment assets	(272.3)	(3,031.1)
Segment liabilities	$ 4,570.3	$ 2,443.6